SCHEDULE OF COMPANY AND SUBSIDIARIES (Details)	12 Months Ended
Dec. 31, 2025
Fitness Champs Holdings Ltd [Member]
Incorporation date	Feb. 15, 2024
Principal activities	Investment holding
Northen Star Limited [Member]
Incorporation date	Dec. 12, 2023
Principal activities	Investment holding
Percentage of effective ownership	100.00%
Fitness Champs Pte Ltd [Member]
Incorporation date	Dec. 05, 2012
Principal activities	Principally engaged in the providing sport of swimming in public schools in Singapore
Percentage of effective ownership	100.00%
Fitness Champs Aquatics Pte Ltd [Member]
Incorporation date	Jul. 15, 2015
Principal activities	Principally engaged in the providing sport of swimming for private sector students
Percentage of effective ownership	100.00%
Fitness Champs Excellence Sports Academy Ltd [Member]
Incorporation date	Oct. 30, 2025
Principal activities	Principally engaged in the providing sport of swimming for private sector students
Percentage of effective ownership	100.00%